Related party and employee transactions - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($) item
Director
Related Party Transaction [Line Items]
Director's remuneration amount	$ 3,572,912	$ 4,012,619	$ 6,447,214
Key Management Personnel | Eight real estate project companies sold
Related Party Transaction [Line Items]
Number of real estate project companies sold | item				8	8
Total consideration				$ 604,914	$ 8,720,772
Key Management Personnel | Eight real estate project companies sold | Maximum
Related Party Transaction [Line Items]
Percentage of ownership sold				5.59%	5.54%
Key Management Personnel | Eight real estate project companies sold | Minimum
Related Party Transaction [Line Items]
Percentage of ownership sold				0.57%	0.50%
Key Management Personnel | One real estate project companies sold
Related Party Transaction [Line Items]
Percentage of ownership sold				6.03%
Number of real estate project companies sold				1
Total consideration				$ 1,300,135